UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Scout Capital Management, L.L.C.
           --------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------
           39th Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number: 028-06225
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 622-7849
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ James Crichton     New York, New York     November 15, 2004
         [Signature]          [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             60
                                               -------------

Form 13F Information Table Value Total:           $1,279,056
                                               -------------
                                   (thousands)


     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number              Name
      1            28-10916             Scout Capital, L.L.C.



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
                                                                  FORM 13F INFORMATION TABLE
                                             VALUE    SHARES/  SH/   PUT/ INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    CUSIP   x($1000)  PRN AMT   PRN   CALL DISCRETN  MANAGERS   SOLE  SHARED    NONE
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
ALAMOSA
 HOLDINGS INC      COM           011589108   1910    250000     SH                  OTHER    250000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
ALLMERICA
 FINANCIAL CORP    COM           019754100   5376    200000     SH                  OTHER    200000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
ASHLAND INC        COM           044204105  44864    800000     SH                  OTHER    800000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
ASSURANT INC       COM           04621X108  37081   1426200     SH                  OTHER   1426200
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
BED BATH &
 BEYOND INC        COM           075896100 31544     850000     SH                  OTHER    850000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
BLOCKBUSTER INC    CLA           093679108 25047    3300000     SH                  OTHER   3300000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
CENTRAL
 EUROPEAN MEDIA  CLA NEW         G20045202  8508     300000     SH                  OTHER    300000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
CIT GROUP INC      COM           125581108 25908     692900     SH                  OTHER    692900
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
COGNIZANT
 TECHNOLOGY SOLU   CLA           192446102 21357     700000     SH                  OTHER    700000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
COMMERCE BANCORP
 INC NJ            COM           200519106 18768     340000     SH                  OTHER    340000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
COOPER COMPANIES
 INC (THE)         COM           216648402 46162     673400     SH                  OTHER    673400
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
CULLEN FROST
 BANKERS INC       COM           229899109 18867     406000     SH                  OTHER    406000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
CYTYC CORP         COM           232946103 27386    1134000     SH                  OTHER   1134000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
DESARROLLADORA
 HOMEX S A DE     SPONSORED
                     ADR         25030W100  1446      70000     SH                  OTHER     70000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
DICKS SPORTING
 GOODS INC           COM         253393102 19591     550000     SH                  OTHER    550000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
EASTMAN KODAK CO     COM         277461109 32220    1000000     SH                  OTHER   1000000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
EFUNDS CORP          COM         28224R101 29837    1605000     SH                  OTHER   1605000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
EQUINIX INC         COMNEW       29444U502 11693     380000     SH                  OTHER    380000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
FEDERAL HOME
 LN MTG CORP         CALL        313400301  7503      20100     SH                  OTHER     20100
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
FIRST
 MARBLEHEAD CORP      COM        320771108 30443     656100     SH                  OTHER    656100
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
GAYLORD ENTMT CO NEW  COM        367905106 17515     565000     SH                  OTHER    565000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
GENCORP INC           COM        368682100 13550    1000000     SH                  OTHER   1000000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
GENESIS
 HEALTHCARE CORP      COM        37184D101 13897     456999     SH                  OTHER    456999
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
GLOBAL SIGNAL INC     COM        37944Q103  9984     436000     SH                  OTHER    436000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
GOOGLE INC            CLA        38259P508 64800     500000     SH                  OTHER    500000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
GTECH HOLDINGS CORP   COM        400518106 11394     450000     SH                  OTHER    450000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
GUIDANT CORP          COM        401698105 49530     750000     SH                  OTHER    750000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
H & R BLOCK INC       COM        093671105 37752     763900     SH                  OTHER    763900
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
HARRAHS
 ENTERTAINMENT INC    COM        413619107  31788    600000     SH                  OTHER    600000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
HOSPIRA INC           COM        441060100  48960   1600000     SH                  OTHER   1600000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
HUDSON CITY BANCORP   COM        443683107  11973    335000     SH                  OTHER    335000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
IRON MOUNTAIN INC PA  COM        462846106  13540    399999     SH                  OTHER    399999
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
J P MORGAN
 CHASE & CO           COM        46625H100  29202    735000     SH                  OTHER    735000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
JACKSON HEWITT
 TAX SERVICE INC      COM        468202106  18921    935300     SH                  OTHER    935300
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
JARDEN CORPORATION    COM        471109108   2919     80000     SH                  OTHER     80000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
KERR MCGEE CORP       COM        492386107  20038    350000     SH                  OTHER    350000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
KOHLS CORP            COM        500255104  28914    600000     SH                  OTHER    600000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
LABORATORY CORP
 AMER HLDGS           COM        50540R409  33315    762000     SH                  OTHER    762000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
LANDSTAR SYSTEMS INC  COM        515098101  17604    300000     SH                  OTHER    300000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
LYONDELL CHEMICAL CO  CALL       552078907   3465     10500     SH                  OTHER     10500
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
MCDERMOTT
 INTERNATIONAL INC     COM       580037109   1888    160000     SH                  OTHER    160000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
MCI INC                COM       552691107  17169   1025000     SH                  OTHER   1025000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
MICHAELS STORES INC    COM       594087108  19243    325000     SH                  OTHER    325000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
MILLICOM
 INTERNATIONAL       SHS NEW     L6388F110  17483    960600     SH                  OTHER    960600
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
NEW CENTURY
 FINANCIAL CORP        COM       6435EV108  36734    610000     SH                  OTHER    610000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
NII HLDGS INC          COM       62913F201  37089    900000     SH                  OTHER    900000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
OWENS ILLINOIS
 INC NEW               COM       690768403  30416   1901000     SH                  OTHER   1901000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
PANERA BREAD CO        CLA       69840W108  26278    700000     SH                  OTHER    700000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
PLAINS
EXPLORATION AND        COM       726505100  19088    800000     SH                  OTHER    800000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
RAYOVAC CORP           COM       755081106  26350   1000000     SH                  OTHER   1000000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
SHIP FINANCE
 INTERNATIONAL         SHS       G81075106   5266    262000     SH                  OTHER    262000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
STEWART
 ENTERPRISES INC       CLA       860370105  10425   1500000     SH                  OTHER   1500000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
SYMBOL
 TECHNOLOGIES INC      COM       871508107  13904   1100000     SH                  OTHER   1100000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
TERRA INDUSTRIES INC   COM       880915103   9872   1140000     SH                  OTHER   1140000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
TV AZTECA SA DE     SPONSORED
                        ADR      901145102  16192   1600000     SH                  OTHER   1600000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
TXU CORP               COM       873168108  16772    350000     SH                  OTHER    350000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
UTI WORLDWIDE INC      ORD       G87210103  14703    250000     SH                  OTHER    250000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
VIACOM INC             CLB       925524308   6712    200000     SH                  OTHER    200000
-------------------------------- ---------------- --------- ---------- -------- --- ----   -------- ---------
WELLPOINT HEALTH
 NETWORKS INC          COM       94973H108  28900    275000     SH                  OTHER    275000


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